COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Minimum Lease Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Premises [Member]
Lease Type [Line Items]
2013	$ 81
2014	46
Total minimum lease commitments	127
Vehicles [Member]
Lease Type [Line Items]
2013	76
2014	23
2015	8
Total minimum lease commitments	$ 107